RECEIVABLES AND OTHER (Details) - USD ($)	Dec. 31, 2023	Dec. 31, 2022
RECEIVABLES AND OTHER
Prepaid expenses and deposits	$ 156,234	$ 176,703
Tax receivables	34,330	34,582
Total	$ 190,564	$ 211,285